Operating costs - Disclosure of Gross Profit and Operating Cost Explanatory (Details) - EUR (€) € in Millions			12 Months Ended
		Dec. 06, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Turnover			€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Cost of sales			(26,794)	(27,976)		(29,180)
Distribution costs			(2,704)	(2,649)		(2,716)
Production costs			(2,972)	(3,064)		(2,972)
Raw and packaging materials and goods purchased for resale			(19,643)	(20,781)		(21,996)
Other			(1,476)	(1,482)		(1,495)
Gross profit			23,709	24,503		22,500
Selling and administrative expenses			(13,624)	(14,305)		(13,421)
Brand and marketing investment			(8,142)	(8,378)		(7,563)
Overheads			(5,482)	(5,928)		(5,858)
Research and development			(836)	(892)		(853)
(Loss)/gain on disposal of group companies	[2]		(36)	(229)	[1]	491	[1]
Acquisition and disposal-related costs			(288)	(293)		(222)
Restructuring costs			(599)	(710)		(425)
Impairments			(43)	(134)		0
Other			(81)	(3)		75
Operating profit			9,037	8,829	[1],[3]	8,998	[1],[3]
Patent costs			24	26		27
Gain on disposal		€ 4,409
Suave
Disclosure of attribution of expenses by nature to their function [line items]
Gain on disposal						497
Nutrafol and OZiva
Disclosure of attribution of expenses by nature to their function [line items]
Loss on revaluation of minority interest liability			98	225		€ 104
Ice Cream Business
Disclosure of attribution of expenses by nature to their function [line items]
Loss on revaluation of minority interest liability			91
REN
Disclosure of attribution of expenses by nature to their function [line items]
Impairments			€ (42)
Blueair
Disclosure of attribution of expenses by nature to their function [line items]
Impairments				€ (127)

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
[2]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit and Qinyuan. 2023 includes a gain of €497 million related to the disposal of Suave.
[3]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).